Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Revised Net Loss Per Share

	Three Months Ended March 31, 2024
	As Reported	As Revised
Numerator:
Net loss	$(2,109)	$(2,109)
Denominator:
Weighted average shares outstanding, basic and diluted	23,681,846	24,922,490
Net loss per share, basic and diluted	$(0.09)	$(0.08)

	Six Months Ended June 30, 2024
	As Reported	As Revised
Numerator:
Net loss	$(5,698)	$(5,698)
Denominator:
Weighted average shares outstanding, basic and diluted	23,717,110	24,957,754
Net loss per share, basic and diluted	$(0.24)	$(0.23)

	Three Months Ended June 30, 2024
	As Reported	As Revised
Numerator:
Net loss	$(3,589)	$(3,589)
Denominator:
Weighted average shares outstanding, basic and diluted	23,940,120	25,180,764
Net loss per share, basic and diluted	$(0.15)	$(0.14)

	Nine Months Ended September 30, 2024
	As Reported	As Revised
Numerator:
Net loss	$(7,755)	$(7,755)
Denominator:
Weighted average shares outstanding, basic and diluted	25,051,293	26,340,952
Net loss per share, basic and diluted	$(0.31)	$(0.29)

	Three Months Ended September 30, 2024
	As Reported	As Revised
Numerator:
Net loss	$(2,058)	$(2,058)
Denominator:
Weighted average shares outstanding, basic and diluted	27,878,399	29,265,023
Net loss per share, basic and diluted	$(0.07)	$(0.07)

Schedule of Revenue by Geographic Region

The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	Three Months Ended March 31,
	2025	2024
Americas	$119	$177
Europe and Middle East	4	71
Asia Pacific	14	-
Total	$137	$248

The table below provides the Company’s total revenue by geographic region based on the location of the customer (in thousands):

	For the year ended December 31,
	2024	2023
Americas	$401	$822
Europe and Middle East	242	199
Total	$643	$1,021

Schedule Of Aggregate Percentage Revenue and Accounts Receivable

	For the year ended December 31,
	2024	2023
Customer 1	35%	51%
Customer 2	17%	0%
Aggregate percent of revenue	52%	51%

As of December 31, 2024, two customers accounted for more than 10% of the Company’s accounts receivable balance, and three customers accounted for over 10% of the Company’s accounts receivable balance as of December 31, 2023. The following table represents these customers’ aggregate percent of total accounts receivable:

	As of December 31,
	2024	2023
Customer 1	37%	0%
Customer 2	17%	33%
Customer 3	7%	36%
Customer 4	6%	27%
Aggregate percent of accounts receivable	67%	96%

Schedule of Antidilutive Earnings Per Share

	Three Months Ended March 31,
	2025	2024
Options to purchase Common Stock	147,000	147,000
Unvested restricted stock units	1,912,895	1,708,023
Warrants for Common Stock	12,364,114	12,181,019
Convertible debt	5,468,831	2,799,420
Deferred underwriter fees	3,174,999	3,174,999
Loan extensions	3,274,182	3,274,182
Total	26,342,021	23,284,643

As a result of the Company reporting net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the years ended December 31, 2024 and 2023 because including them would have been antidilutive (in thousands):

	For the year ended December 31,
	2024	2023
Employee stock options	147,000	-
Restricted stock units	1,625,404	-
Warrants for common stock	12,364,114	12,181,019
Convertible debt	8,549,417	1,450,547
Deferred underwriter fees	3,174,999	3,174,999
Loan extensions	3,274,182	3,274,182
Total common stock equivalents	29,135,116	20,080,747